Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Note 11:	Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) are reported net of the effects of income taxes of 35% in 2011, 2010 and 2009, as indicated below.

	Amount	Tax Effect	Amount
	(In thousands)

Year ended December 31, 2011
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	$30,474	(10,666)	19,808
Reclassification adjustment for (gains) losses included in net income	(1,277)	447	(830)
Effects on DAC and CCRA	(885)	310	(575)
Change in tax valuation allowance	-	(570)	(570)
Other comprehensive income	$28,312	(10,479)	17,833
Year ended December 31, 2010
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	$4,891	(1,712)	3,179
Reclassification adjustment for (gains) losses included in net income	(8,067)	2,824	(5,243)
Effects on DAC and CCRA	(45)	15	(30)
Change in tax valuation allowance	-	(1,858)	(1,858)
Other comprehensive loss	$(3,221)	(731)	(3,952)
Year ended December 31, 2009
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	$20,449	(7,158)	13,291
Reclassification adjustment for (gains) losses included in net income	(7,701)	2,695	(5,006)
Effects on DAC and CCRA	24	(8)	16
Change in tax valuation allowance	-	2,701	2,701
Other comprehensive income	$12,772	(1,770)	11,002